SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION
	March 31,	September 30,	Six Months Ended March 31,
	2026	2025	2026	2025
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss
RMB:1USD	6.9194	7.1055	7.0158	7.1671

SCHEDULE OF ESTIMATED USEFUL LIFE	Estimated useful lives are as follows:
Category	Estimated useful lives
Office equipment	3-5 years
Vehicle	4 years
Machine and equipment	5-10 years

SCHEDULE OF AMORTIZATION OF INTANGIBLE ASSETS
Category	Estimated useful lives
Software	10 years

SCHEDULE OF FAIR VALUE MEASUREMENT ON RECURRING BASIS

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	March 31	Markets	Inputs	Inputs
	2026	(Level 1)	(Level 2)	(Level 3)
	(Unaudited)
Trading securities	$13,064,956	$1,978,219	$11,086,737	$-
Held-to-maturity securities	3,833,259	-	3,833,259	-
Total	$16,898,215	$1,978,219	$14,919,996	$-

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	September 30	Markets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Trading securities	$14,446,867	$3,098,972	$11,347,895	$-
Held-to-maturity securities	4,233,204	-	4,233,204	-
Total	$18,680,071	$3,098,972	$15,581,099	$-

SCHEDULE OF BREAKDOWN OF REVENUES

The following table sets forth the breakdown of the Company’s revenues for the six months ended March 31, 2026 and 2025:

	2026		2025
	Amount	%	Amount	%
	(Unaudited)		(Unaudited)
Sales of clean-energy equipment	$10,412,332	49.6	$13,196,043	46.8
Sales of digitalization and integration equipment	2,226,141	10.6	2,629,399	9.3
Sales of new energy	6,454,584	30.8	10,337,148	36.7
Delivery of oil and gas engineering technical services	1,885,371	9.0	2,032,694	7.2
Total	$20,978,428	100.0	$28,195,284	100.0

SCHEDULE OF CONCENTRATIONS

Details of the customers accounting for 10% or more of the Company’s total revenues are as follows:

	Six Months Ended March 31,
	2026		2025
	(Unaudited)		(Unaudited)
Customer A	$-	-%	$6,176,480	21.9%
Customer B	4,208,476	20.1%	3,893,576	13.8%
Total	$4,208,476	20.1%	$10,070,056	35.7%

Details of the customers which accounted for 10% or more of the Company’s accounts receivable are as follows:

	As of March 31,		As of September 30,
	2026		2025
	(Unaudited)
Customer B	$6,287,015	23.9%	$4,650,537	19.9%
Customer C	3,339,165	12.7%	4,306,546	18.4%
Total	$9,626,180	36.6%	$8,957,083	38.3%

Details of the vendors which accounted for 10% or more of the Company’s purchases are as follows:

	Six Months Ended March 31,
	2026		2025
	(Unaudited)		(Unaudited)
Vendor A	$-	-%	$2,838,054	13.2%
Vendor B	-	-%	2,128,178	9.9%
Vendor C	2,103,730	12.7%	-	-%
Total	$2,103,730	12.7%	$4,966,232	23.1%

Details of the vendors which accounted for 10% or more of the Company’s accounts payable are as follows:

	As of March 31,		As of September 30,
	2026		2025
	(Unaudited)
Vendor B	$3,324,655	38.7%	$3,600,703	47.8%
Vendor D	1,442,065	16.8%	-	-%
Total	$4,766,720	55.5%	$3,600,703	47.8%